Restricted Cash (Details)	1 Months Ended	12 Months Ended
	Jun. 30, 2015 USD ($) item	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($) item	Sep. 30, 2016 USD ($)	Dec. 31, 2015 USD ($)	Mar. 31, 2015 USD ($)
Restricted Cash and Cash Equivalents Items [Line Items]
Long-term Debt		$ 6,389,775,000		$ 11,330,473,000	$ 9,205,559,000
Current restricted cash		155,810,000		325,630,000	189,260,000
Non-current restricted cash		457,053,000			0
Liquefaction Project [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Current restricted cash		155,800,000		325,630,000	189,260,000
Non-current restricted cash		$ 457,100,000			0
2013 Credit Facilities [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Line Of Credit Facility, Number of Facilities | item			4
Original facility size			$ 5,900,000,000
2015 Credit Facilities [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Line Of Credit Facility, Number of Facilities | item	4
Original facility size	$ 4,600,000,000			4,600,000,000
Long-term Debt				0	845,000,000
2021 Senior Notes [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Long-term Debt			$ 2,000,000,000	$ 2,007,573,000	$ 2,008,718,000
Debt Instrument, Interest Rate, Stated Percentage			5.625%	5.625%	5.625%
2022 Senior Notes [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Long-term Debt			$ 1,000,000,000	$ 1,000,000,000	$ 1,000,000,000
Debt Instrument, Interest Rate, Stated Percentage			6.25%	6.25%	6.25%
2023 Senior Notes [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Long-term Debt			$ 1,000,000,000	$ 1,505,844,000	$ 1,506,392,000
Debt Instrument, Interest Rate, Stated Percentage		5.625%	5.625%	5.625%	5.625%
Debt Instrument, Increase, Net		$ 500,000,000
2024 Senior Notes [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Long-term Debt		$ 2,000,000,000		$ 2,000,000,000	$ 2,000,000,000
Debt Instrument, Interest Rate, Stated Percentage		5.75%		5.75%	5.75%
2025 Senior Notes [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Long-term Debt				$ 2,000,000,000	$ 2,000,000,000	$ 2,000,000,000.0
Debt Instrument, Interest Rate, Stated Percentage				5.625%	5.625%	5.625%